Vector Variable Annuity

                                                        Vector II Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated June 1, 2010

to Prospectuses and Statement of Additional Information (SAI) Dated May 1, 2010

This supplement will alter the prospectuses listed above in the following manner:

The following changes to the fund portfolio's names are being made in connection with mergers that reorganize the fund portfolios into different trusts, but that do not change their management or investment objectives or policies.  Similar name changes are made to the corresponding Separate Account investment divisions.

On page two of the prospectus the following portfolio name change will be effective on or about June 1, 2010.

Van Kampen LIT Growth and Income Portfolio will change to Invesco Van Kampen V.I. Growth and Income Portfolio

Van Kampen’s UIF U.S. Mid Cap Value Portfolio will change to Invesco Van Kampen V.I. Mid Cap Value Portfolio

Under “Investment Policies Of The Funds’ Portfolios” the following name change will be effective on or about June 1, 2010.

Van Kampen LIT Growth and Income Portfolio will change to Invesco Van Kampen V.I. Growth and Income Portfolio

Van Kampen’s UIF U.S. Mid Cap Value Portfolio will change to Invesco Van Kampen V.I. Mid Cap Value Portfolio

A corresponding name change is hereby made throughout the prospectus.

This supplement will alter the SAI’s listed above in the following manner:

In the SAI’s under “Condensed Financials” the following name change will be effective on or about June 1, 2010.

Van Kampen LIT Growth and Income Portfolio will change to Invesco Van Kampen V.I. Growth and Income Portfolio

Van Kampen’s UIF U.S. Mid Cap Value Portfolio will change to Invesco Van Kampen V.I. Mid Cap Value Portfolio

A corresponding name change is hereby made throughout the Statement of Additional Information (SAI).

Please retain this supplement for future reference.